Quarterly portfolio holdings
John Hancock
Lifetime Blend Portfolios
Target date
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Portfolios’ investments
2070 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.0%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	143,967	$2,042,898
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	156,698	2,345,776
Fixed income - 3.9%
Bond, Class NAV, JHSB (MIM US) (B)	16,153	218,709
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,312	43,615
High Yield, Class NAV, JHBT (MIM US) (B)	10,730	32,513

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,205,857)		$4,683,511
UNAFFILIATED INVESTMENT COMPANIES - 36.9%
Equity - 36.9%
Fidelity Mid Cap Index Fund	20,934	864,555
Fidelity Small Cap Index Fund	6,665	243,682
Vanguard FTSE Developed Markets ETF	5,164	370,620
Vanguard FTSE Emerging Markets ETF	3,137	187,844
Vanguard S&P 500 ETF	1,612	1,121,130

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $2,479,497)		$2,787,831
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$34,500	8,086
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	39,200	9,680
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	32,500	8,446
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	18,400	5,073

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,579)		$31,285
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.5217% (C)(D)	2,047	20,472

TOTAL SHORT-TERM INVESTMENTS (Cost $18,384)		$20,472
Total investments (Cost $6,736,317) - 99.6%		$7,523,099
Other assets and liabilities, net - 0.4%		30,951
TOTAL NET ASSETS - 100.0%		$7,554,050
2065 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.0%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,557,817	$50,485,424
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,873,507	57,986,395
Fixed income - 3.9%
Bond, Class NAV, JHSB (MIM US) (B)	392,783	5,318,286
2065 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	129,180	$1,060,571
High Yield, Class NAV, JHBT (MIM US) (B)	260,927	790,608

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $89,162,747)		$115,641,284
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 37.6%
Fidelity Mid Cap Index Fund	516,251	21,321,151
Fidelity Small Cap Index Fund	167,027	6,106,517
Vanguard FTSE Developed Markets ETF	131,461	9,434,956
Vanguard FTSE Emerging Markets ETF (E)	79,860	4,782,017
Vanguard S&P 500 ETF	41,039	28,542,213

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $52,839,630)		$70,186,854
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	300	0
ICA Gruppen AB (F)(G)	13	0
Health care - 0.0%
NMC Health PLC (F)(G)	9	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	240	724
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	1,216	0

TOTAL COMMON STOCKS (Cost $303)		$724
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government - 0.4%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$921,200	215,895
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	956,400	236,177
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	818,800	212,792
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	512,600	141,334

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $897,631)		$806,198
SHORT-TERM INVESTMENTS - 2.5%
Short-term funds - 2.5%
John Hancock Collateral Trust, 3.5217% (C)(I)	459,162	4,591,945

TOTAL SHORT-TERM INVESTMENTS (Cost $4,591,567)		$4,591,945
Total investments (Cost $147,491,878) - 102.5%		$191,227,005
Other assets and liabilities, net - (2.5%)		(4,593,989)
TOTAL NET ASSETS - 100.0%		$186,633,016
2	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2060 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 62.1%
Equity - 58.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	8,461,016	$120,061,811
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	8,975,227	134,359,148
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	916,926	12,415,182
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	302,333	2,482,153
High Yield, Class NAV, JHBT (MIM US) (B)	608,080	1,842,483

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $197,410,885)		$271,160,777
UNAFFILIATED INVESTMENT COMPANIES - 37.4%
Equity - 37.4%
Fidelity Mid Cap Index Fund	1,199,007	49,519,005
Fidelity Small Cap Index Fund	379,216	13,864,141
Vanguard FTSE Developed Markets ETF (E)	312,879	22,455,326
Vanguard FTSE Emerging Markets ETF (E)	189,773	11,363,607
Vanguard S&P 500 ETF	95,253	66,247,509

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $112,326,222)		$163,449,588
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	2,326	0
ICA Gruppen AB (F)(G)	100	0
Health care - 0.0%
NMC Health PLC (F)(G)	73	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	1,860	5,607
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	9,419	0

TOTAL COMMON STOCKS (Cost $2,348)		$5,607
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$2,241,500	525,325
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	2,584,100	638,126
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	2,188,000	568,624
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	1,247,500	343,960

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,347,728)		$2,076,035
SHORT-TERM INVESTMENTS - 2.7%
Short-term funds - 2.7%
John Hancock Collateral Trust, 3.5217% (C)(I)	1,166,369	11,664,500

TOTAL SHORT-TERM INVESTMENTS (Cost $11,664,768)		$11,664,500
Total investments (Cost $323,751,951) - 102.7%		$448,356,507
Other assets and liabilities, net - (2.7%)		(11,747,998)
TOTAL NET ASSETS - 100.0%		$436,608,509
2055 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,094,121	$185,805,571
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	14,248,710	213,303,190
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,436,995	19,456,916
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	472,858	3,882,164
High Yield, Class NAV, JHBT (MIM US) (B)	954,599	2,892,435

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $304,528,793)		$425,340,276
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 37.6%
Fidelity Mid Cap Index Fund	1,901,179	78,518,682
Fidelity Small Cap Index Fund	602,796	22,038,229
Vanguard FTSE Developed Markets ETF	485,404	34,837,445
Vanguard FTSE Emerging Markets ETF (E)	294,524	17,636,097
Vanguard S&P 500 ETF	150,963	104,993,256

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $172,315,814)		$258,023,709
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	4,869	0
ICA Gruppen AB (F)(G)	209	0
Health care - 0.0%
NMC Health PLC (F)(G)	153	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	3,894	11,740
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	19,720	0

TOTAL COMMON STOCKS (Cost $4,917)		$11,740
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$3,494,100	818,888
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	4,207,000	1,038,891
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	3,506,700	911,331
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	1,944,700	536,192

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,756,582)		$3,305,302
SHORT-TERM INVESTMENTS - 2.6%
Short-term funds - 2.6%
John Hancock Collateral Trust, 3.5217% (C)(I)	1,785,317	17,854,427

TOTAL SHORT-TERM INVESTMENTS (Cost $17,855,632)		$17,854,427
Total investments (Cost $498,461,738) - 102.6%		$704,535,454
Other assets and liabilities, net - (2.6%)		(17,847,407)
TOTAL NET ASSETS - 100.0%		$686,688,047
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	3

2050 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.9%
Equity - 58.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	16,763,122	$237,868,703
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	18,124,499	271,323,748
Fixed income - 3.8%
Bond, Class NAV, JHSB (MIM US) (B)	1,835,680	24,855,104
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	603,990	4,958,762
High Yield, Class NAV, JHBT (MIM US) (B)	1,216,247	3,685,228

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $385,731,698)		$542,691,545
UNAFFILIATED INVESTMENT COMPANIES - 37.6%
Equity - 37.6%
Fidelity Mid Cap Index Fund	2,421,259	99,997,982
Fidelity Small Cap Index Fund	766,708	28,030,858
Vanguard FTSE Developed Markets ETF	621,810	44,627,304
Vanguard FTSE Emerging Markets ETF (E)	376,014	22,515,718
Vanguard S&P 500 ETF	192,585	133,940,941

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $218,442,930)		$329,112,803
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	6,675	0
ICA Gruppen AB (F)(G)	287	0
Health care - 0.0%
NMC Health PLC (F)(G)	209	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	5,335	16,083
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	27,032	0

TOTAL COMMON STOCKS (Cost $6,739)		$16,083
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. Government - 0.5%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$4,505,500	1,055,923
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	5,498,000	1,357,694
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	4,582,600	1,190,939
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	2,507,600	691,394

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $4,879,227)		$4,295,950
SHORT-TERM INVESTMENTS - 2.6%
Short-term funds - 2.6%
John Hancock Collateral Trust, 3.5217% (C)(I)	2,274,681	22,748,405

TOTAL SHORT-TERM INVESTMENTS (Cost $22,749,508)		$22,748,405
Total investments (Cost $631,810,102) - 102.6%		$898,864,786
Other assets and liabilities, net - (2.6%)		(23,080,000)
TOTAL NET ASSETS - 100.0%		$875,784,786
2045 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.6%
Equity - 54.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,713,065	$265,538,390
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,895,081	297,829,361
Fixed income - 5.9%
Bond, Class NAV, JHSB (MIM US) (B)	2,795,201	37,847,027
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,620,086	13,300,909
High Yield, Class NAV, JHBT (MIM US) (B)	3,291,773	9,974,073

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $450,232,828)		$624,489,760
UNAFFILIATED INVESTMENT COMPANIES - 38.8%
Equity - 34.6%
Fidelity Mid Cap Index Fund	2,476,443	102,277,096
Fidelity Small Cap Index Fund	784,593	28,684,720
iShares Global Infrastructure ETF	9,563	636,896
iShares MSCI Global Min Vol Factor ETF	49,771	6,072,560
Vanguard Dividend Appreciation ETF	23,543	5,524,365
Vanguard Energy ETF	13,157	2,093,279
Vanguard FTSE Developed Markets ETF	786,139	56,421,196
Vanguard FTSE Emerging Markets ETF (E)	271,761	16,273,049
Vanguard Global ex-U.S. Real Estate ETF	14,012	644,692
Vanguard Materials ETF	5,560	1,293,089
Vanguard Real Estate ETF	19,957	1,909,884
Vanguard S&P 500 ETF	193,961	134,897,936
Fixed income - 3.7%
Vanguard Total Bond Market ETF	514,677	37,808,172
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	288,027	5,075,036

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $278,148,640)		$399,611,970
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	8,519	0
ICA Gruppen AB (F)(G)	366	0
Health care - 0.0%
NMC Health PLC (F)(G)	267	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	6,811	20,532
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	34,500	0

TOTAL COMMON STOCKS (Cost $8,601)		$20,532
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
U.S. Government - 0.6%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$7,392,800	1,732,599
4	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2045 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	8,707,600	$2,150,284
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	7,261,400	1,887,113
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	4,116,400	1,134,972

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,832,087)		$6,904,968
SHORT-TERM INVESTMENTS - 1.6%
Short-term funds - 1.6%
John Hancock Collateral Trust, 3.5217% (C)(I)	1,637,764	16,378,786

TOTAL SHORT-TERM INVESTMENTS (Cost $16,379,113)		$16,378,786
Total investments (Cost $752,601,269) - 101.6%		$1,047,406,016
Other assets and liabilities, net - (1.6%)		(16,801,177)
TOTAL NET ASSETS - 100.0%		$1,030,604,839
2040 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.4%
Equity - 49.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	18,420,407	$261,385,581
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,284,381	288,687,189
Fixed income - 10.3%
Bond, Class NAV, JHSB (MIM US) (B)	5,477,291	74,162,522
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,861,858	23,495,852
High Yield, Class NAV, JHBT (MIM US) (B)	6,096,921	18,473,670

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $491,678,120)		$666,204,814
UNAFFILIATED INVESTMENT COMPANIES - 39.7%
Equity - 32.6%
Fidelity Mid Cap Index Fund	2,276,249	94,009,075
Fidelity Small Cap Index Fund	726,588	26,564,069
iShares Global Infrastructure ETF	27,944	1,861,070
iShares MSCI Global Min Vol Factor ETF	111,700	13,628,517
Vanguard Dividend Appreciation ETF (E)	39,021	9,156,278
Vanguard Energy ETF (E)	37,987	6,043,732
Vanguard FTSE Developed Markets ETF	922,285	66,192,394
Vanguard FTSE Emerging Markets ETF (E)	168,200	10,071,816
Vanguard Global ex-U.S. Real Estate ETF	40,425	1,859,954
Vanguard Materials ETF (E)	16,323	3,796,240
Vanguard Real Estate ETF	58,391	5,588,021
Vanguard S&P 500 ETF	181,552	126,267,600
Fixed income - 6.6%
Vanguard Total Bond Market ETF	1,008,556	74,088,524
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	307,889	5,425,004
2040 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $317,911,997)		$444,552,294
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	8,209	$0
ICA Gruppen AB (F)(G)	353	0
Health care - 0.0%
NMC Health PLC (F)(G)	258	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	6,565	19,789
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	33,245	0

TOTAL COMMON STOCKS (Cost $8,288)		$19,789
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	$10,536,300	2,469,319
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	12,812,500	3,163,961
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	10,679,600	2,775,444
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	5,864,900	1,617,068

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,503,959)		$10,025,792
SHORT-TERM INVESTMENTS - 1.5%
Short-term funds - 1.5%
John Hancock Collateral Trust, 3.5217% (C)(I)	1,677,031	16,771,484

TOTAL SHORT-TERM INVESTMENTS (Cost $16,772,393)		$16,771,484
Total investments (Cost $837,874,757) - 101.5%		$1,137,574,173
Other assets and liabilities, net - (1.5%)		(16,813,662)
TOTAL NET ASSETS - 100.0%		$1,120,760,511
2035 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.4%
Equity - 44.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,514,936	$248,536,942
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	20,843,126	312,021,593
Fixed income - 15.2%
Bond, Class NAV, JHSB (MIM US) (B)	9,040,145	122,403,560
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	4,415,409	36,250,511
Global Senior Loan ETF, JHETF (CQS) (B)	224,337	5,527,664
High Yield, Class NAV, JHBT (MIM US) (B)	9,286,218	28,137,242

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $573,275,100)		$752,877,512
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	5

2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 38.9%
Equity - 28.3%
Fidelity Mid Cap Index Fund	2,124,000	$87,721,185
Fidelity Small Cap Index Fund	677,058	24,753,256
iShares Global Infrastructure ETF	46,462	3,094,369
iShares MSCI Global Min Vol Factor ETF	182,456	22,261,457
Vanguard Dividend Appreciation ETF	63,965	15,009,387
Vanguard Energy ETF (E)	62,917	10,010,095
Vanguard FTSE Developed Markets ETF	1,053,076	75,579,265
Vanguard FTSE Emerging Markets ETF (E)	126,882	7,597,694
Vanguard Global ex-U.S. Real Estate ETF	66,243	3,047,840
Vanguard Materials ETF	27,263	6,340,556
Vanguard Real Estate ETF	97,111	9,293,521
Vanguard S&P 500 ETF	135,099	93,960,004
Fixed income - 10.1%
Vanguard Short-Term Corporate Bond ETF	78,043	6,180,225
Vanguard Total Bond Market ETF	1,650,323	121,232,728
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	341,218	6,012,261

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $369,690,708)		$492,093,843
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	8,783	0
ICA Gruppen AB (F)(G)	377	0
Health care - 0.0%
NMC Health PLC (F)(G)	276	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	7,026	21,181
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	35,571	0

TOTAL COMMON STOCKS (Cost $8,869)		$21,181
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$1,873,432	1,868,012
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,359,855	2,367,294
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,956,446	1,991,424
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	13,810,900	3,236,764
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	17,162,200	4,238,090
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	14,305,000	3,717,623
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	7,686,100	2,119,208

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,588,148)		$19,538,415
2035 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 1.1%
John Hancock Collateral Trust, 3.5217% (C)(I)	1,415,850	$14,159,487

TOTAL SHORT-TERM INVESTMENTS (Cost $14,160,382)		$14,159,487
Total investments (Cost $978,723,207) - 101.0%		$1,278,690,438
Other assets and liabilities, net - (1.0%)		(12,720,107)
TOTAL NET ASSETS - 100.0%		$1,265,970,331
2030 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 56.7%
Equity - 37.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,669,987	$193,977,113
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	17,375,408	260,109,852
Fixed income - 19.0%
Bond, Class NAV, JHSB (MIM US) (B)	9,780,673	132,430,313
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,945,563	48,813,068
Global Senior Loan ETF, JHETF (CQS) (B)	558,568	13,763,116
High Yield, Class NAV, JHBT (MIM US) (B)	11,089,545	33,601,321

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $533,193,079)		$682,694,783
UNAFFILIATED INVESTMENT COMPANIES - 40.0%
Equity - 24.0%
Fidelity Mid Cap Index Fund	1,581,439	65,313,413
Fidelity Small Cap Index Fund	501,299	18,327,508
iShares Global Infrastructure ETF	58,446	3,892,504
iShares MSCI Global Min Vol Factor ETF	214,201	26,134,664
Vanguard Dividend Appreciation ETF	74,642	17,514,745
Vanguard Energy ETF	78,475	12,485,373
Vanguard FTSE Developed Markets ETF	878,691	63,063,653
Vanguard FTSE Emerging Markets ETF (E)	60,048	3,595,674
Vanguard Global ex-U.S. Real Estate ETF	84,569	3,891,020
Vanguard Materials ETF	34,210	7,956,220
Vanguard Real Estate ETF	122,157	11,690,424
Vanguard S&P 500 ETF	79,897	55,567,565
Fixed income - 15.5%
Vanguard Short-Term Corporate Bond ETF	684,476	54,203,654
Vanguard Total Bond Market ETF	1,800,045	132,231,306
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	319,415	5,628,092

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $387,747,090)		$481,495,815
6	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2030 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	7,871	$0
ICA Gruppen AB (F)(G)	338	0
Health care - 0.0%
NMC Health PLC (F)(G)	247	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	6,295	18,975
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	31,878	0

TOTAL COMMON STOCKS (Cost $7,947)		$18,975
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.3%
U.S. Government - 3.3%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$8,323,418	8,299,336
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	10,487,186	10,520,245
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,692,268	8,847,669
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	12,715,700	2,980,090
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	16,267,800	4,017,224
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	13,561,200	3,524,323
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	7,077,300	1,951,350

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $42,070,819)		$40,140,237
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.5217% (C)(I)	363,809	3,638,344

TOTAL SHORT-TERM INVESTMENTS (Cost $3,638,416)		$3,638,344
Total investments (Cost $966,657,351) - 100.3%		$1,207,988,154
Other assets and liabilities, net - (0.3%)		(3,857,770)
TOTAL NET ASSETS - 100.0%		$1,204,130,384
2025 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.3%
Equity - 30.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,585,857	$107,643,317
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	9,703,687	145,264,191
Fixed income - 24.0%
Bond, Class NAV, JHSB (MIM US) (B)	8,348,767	113,042,311
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,155,500	42,326,656
Global Senior Loan ETF, JHETF (CQS) (B)	635,680	15,663,155
2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	9,524,948	$28,860,592

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $369,505,620)		$452,800,222
UNAFFILIATED INVESTMENT COMPANIES - 40.8%
Equity - 20.3%
Fidelity Mid Cap Index Fund	800,328	33,053,539
Fidelity Small Cap Index Fund	253,014	9,250,207
iShares Global Infrastructure ETF	47,909	3,190,739
iShares MSCI Global Min Vol Factor ETF (E)	163,086	19,898,123
Vanguard Dividend Appreciation ETF	57,550	13,504,108
Vanguard Energy ETF (E)	65,555	10,429,801
Vanguard FTSE Developed Markets ETF	593,124	42,568,509
Vanguard Global ex-U.S. Real Estate ETF	70,117	3,226,083
Vanguard Materials ETF	28,044	6,522,193
Vanguard Real Estate ETF	100,227	9,591,724
Vanguard S&P 500 ETF	25,178	17,511,047
Fixed income - 20.0%
Vanguard Short-Term Corporate Bond ETF (E)	629,086	49,817,320
Vanguard Total Bond Market ETF	1,592,622	116,994,012
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	229,607	4,045,675

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $287,098,719)		$339,603,080
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	5,304	0
ICA Gruppen AB (F)(G)	228	0
Health care - 0.0%
NMC Health PLC (F)(G)	166	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	4,242	12,789
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	21,481	0

TOTAL COMMON STOCKS (Cost $5,355)		$12,789
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Government - 4.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$9,795,818	9,767,475
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	12,340,892	12,379,794
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	10,228,652	10,411,521
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	6,926,500	1,623,315
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	9,100,900	2,247,406
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	7,588,000	1,971,991
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	3,857,500	1,063,588
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	7

2025 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $40,495,015)		$39,465,090
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.5217% (C)(I)	240,208	$2,402,255

TOTAL SHORT-TERM INVESTMENTS (Cost $2,402,371)		$2,402,255
Total investments (Cost $699,507,080) - 100.1%		$834,283,436
Other assets and liabilities, net - (0.1%)		(1,023,087)
TOTAL NET ASSETS - 100.0%		$833,260,349
2020 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.8%
Equity - 23.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,068,062	$29,345,806
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,449,947	51,645,702
Fixed income - 26.3%
Bond, Class NAV, JHSB (MIM US) (B)	3,749,886	50,773,452
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,251,199	18,482,340
Global Senior Loan ETF, JHETF (CQS) (B)	362,380	8,929,043
High Yield, Class NAV, JHBT (MIM US) (B)	4,175,038	12,650,365

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $144,962,974)		$171,826,708
UNAFFILIATED INVESTMENT COMPANIES - 44.0%
Equity - 20.6%
Fidelity Mid Cap Index Fund	240,898	9,949,075
Fidelity Small Cap Index Fund	76,699	2,804,104
iShares Global Infrastructure ETF	19,938	1,327,871
iShares MSCI Global Min Vol Factor ETF	68,024	8,299,608
Vanguard Dividend Appreciation ETF	23,679	5,556,277
Vanguard Energy ETF	26,895	4,278,995
Vanguard FTSE Developed Markets ETF	355,253	25,496,508
Vanguard Global ex-U.S. Real Estate ETF	28,803	1,325,226
Vanguard Materials ETF	11,611	2,700,370
Vanguard Real Estate ETF	41,625	3,983,511
Vanguard S&P 500 ETF	7,588	5,277,378
Fixed income - 22.9%
Vanguard Short-Term Corporate Bond ETF	339,411	26,877,957
Vanguard Total Bond Market ETF	711,301	52,252,171
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	94,186	1,659,557

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $129,015,919)		$151,788,608
2020 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	1,639	$0
ICA Gruppen AB (F)(G)	70	0
Health care - 0.0%
NMC Health PLC (F)(G)	51	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	1,309	3,945
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	6,637	0

TOTAL COMMON STOCKS (Cost $1,655)		$3,945
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$5,767,217	5,750,531
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,265,704	7,288,608
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,022,379	6,130,048
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	2,098,100	491,717
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	2,785,800	687,935
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	2,322,000	603,448
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	1,168,200	322,096

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $21,534,346)		$21,274,383
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (C)(D)	522	5,216

TOTAL SHORT-TERM INVESTMENTS (Cost $5,215)		$5,216
Total investments (Cost $295,520,109) - 100.0%		$344,898,860
Other assets and liabilities, net - (0.0%)		(56,479)
TOTAL NET ASSETS - 100.0%		$344,842,381
2015 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.8%
Equity - 17.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	354,126	$5,025,054
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	760,671	11,387,247
Fixed income - 28.6%
Bond, Class NAV, JHSB (MIM US) (B)	1,108,403	15,007,779
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	650,360	5,339,456
Global Senior Loan ETF, JHETF (CQS) (B)	129,654	3,194,675
8	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	1,230,969	$3,729,837

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $37,498,115)		$43,684,048
UNAFFILIATED INVESTMENT COMPANIES - 46.6%
Equity - 20.2%
Fidelity Mid Cap Index Fund	41,318	1,706,427
Fidelity Small Cap Index Fund	13,106	479,157
iShares Global Infrastructure ETF	5,481	365,035
iShares MSCI Global Min Vol Factor ETF	18,502	2,257,429
Vanguard Dividend Appreciation ETF	6,440	1,511,146
Vanguard Energy ETF	7,500	1,193,250
Vanguard FTSE Developed Markets ETF	112,419	8,068,312
Vanguard Global ex-U.S. Real Estate ETF	7,970	366,700
Vanguard Materials ETF	3,136	729,340
Vanguard Real Estate ETF	11,367	1,087,820
Vanguard S&P 500 ETF	2,248	1,563,462
Fixed income - 25.9%
Vanguard Short-Term Corporate Bond ETF	115,134	9,117,461
Vanguard Total Bond Market ETF	212,395	15,602,537
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	26,071	459,371

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $38,446,752)		$44,507,447
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	424	0
ICA Gruppen AB (F)(G)	18	0
Health care - 0.0%
NMC Health PLC (F)(G)	13	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	336	1,014
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	1,716	0

TOTAL COMMON STOCKS (Cost $427)		$1,014
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$2,081,322	2,075,300
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,622,211	2,630,477
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	2,173,414	2,212,270
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	361,400	84,699
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	525,100	129,670
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	437,300	113,647
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	201,400	55,530
2015 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,335,101)		$7,301,593
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.5217% (C)(D)	33,298	$333,004

TOTAL SHORT-TERM INVESTMENTS (Cost $333,002)		$333,004
Total investments (Cost $83,613,397) - 100.4%		$95,827,106
Other assets and liabilities, net - (0.4%)		(389,702)
TOTAL NET ASSETS - 100.0%		$95,437,404
2010 LIFETIME BLEND PORTFOLIO

As of 5-31-26 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 42.4%
Equity - 11.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	158,772	$2,252,973
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	400,683	5,998,221
Fixed income - 30.7%
Bond, Class NAV, JHSB (MIM US) (B)	866,346	11,730,321
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	503,673	4,135,154
Global Senior Loan ETF, JHETF (CQS) (B)	115,815	2,853,682
High Yield, Class NAV, JHBT (MIM US) (B)	960,337	2,909,822

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $27,149,976)		$29,880,173
UNAFFILIATED INVESTMENT COMPANIES - 48.5%
Equity - 19.1%
Fidelity Mid Cap Index Fund	8,191	338,278
Fidelity Small Cap Index Fund	9,188	335,925
iShares Global Infrastructure ETF	3,982	265,201
iShares MSCI Global Min Vol Factor ETF	13,455	1,641,645
Vanguard Dividend Appreciation ETF	4,684	1,099,101
Vanguard Energy ETF	5,449	866,936
Vanguard FTSE Developed Markets ETF	87,316	6,266,669
Vanguard Global ex-U.S. Real Estate ETF	5,791	266,444
Vanguard Materials ETF	2,278	529,794
Vanguard Real Estate ETF	8,259	790,386
Vanguard S&P 500 ETF	1,563	1,087,051
Fixed income - 28.9%
Vanguard Short-Term Corporate Bond ETF	104,986	8,313,841
Vanguard Total Bond Market ETF	164,638	12,094,307
Alternative markets - 0.5%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	18,878	332,630

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,400,324)		$34,228,208
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFETIME BLEND PORTFOLIOS	9

2010 LIFETIME BLEND PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (F)(G)	225	$0
ICA Gruppen AB (F)(G)	10	0
Health care - 0.0%
NMC Health PLC (F)(G)	7	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (F)(G)(H)	180	543
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (F)(G)	911	0

TOTAL COMMON STOCKS (Cost $227)		$543
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
U.S. Government - 9.1%
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	$1,889,940	1,884,472
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	2,381,010	2,388,515
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	1,973,628	2,008,913
U.S. Treasury STRIPS, PO, 5.063%, 05/15/2055	101,300	23,741
U.S. Treasury STRIPS, PO, 5.100%, 02/15/2054	168,500	41,610
U.S. Treasury STRIPS, PO, 5.147%, 11/15/2052	140,500	36,514
U.S. Treasury STRIPS, PO, 5.167%, 08/15/2051	56,400	15,551

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,404,165)		$6,399,316
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 3.5217% (C)(D)	136	1,363

TOTAL SHORT-TERM INVESTMENTS (Cost $1,361)		$1,363
Total investments (Cost $63,956,053) - 100.0%		$70,509,603
Other assets and liabilities, net - (0.0%)		(11,122)
TOTAL NET ASSETS - 100.0%		$70,498,481
Percentages are based upon net assets.
Security Abbreviations and Legend
CQS	CQS (US), LLC
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 5-31-26.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	All or a portion of this security is on loan as of 5-31-26.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing.
(H)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
10	JOHN HANCOCK LIFETIME BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2070 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,683,511	$4,683,511	—	—
Unaffiliated investment companies	2,787,831	2,787,831	—	—
U.S. Government and Agency obligations	31,285	—	$31,285	—
Short-term investments	20,472	20,472	—	—
Total investments in securities	$7,523,099	$7,491,814	$31,285	—

2065 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$115,641,284	$115,641,284	—	—
Unaffiliated investment companies	70,186,854	70,186,854	—	—
Common stocks	724	—	—	$724
U.S. Government and Agency obligations	806,198	—	$806,198	—
Short-term investments	4,591,945	4,591,945	—	—
Total investments in securities	$191,227,005	$190,420,083	$806,198	$724

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	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2060 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$271,160,777	$271,160,777	—	—
Unaffiliated investment companies	163,449,588	163,449,588	—	—
Common stocks	5,607	—	—	$5,607
U.S. Government and Agency obligations	2,076,035	—	$2,076,035	—
Short-term investments	11,664,500	11,664,500	—	—
Total investments in securities	$448,356,507	$446,274,865	$2,076,035	$5,607

2055 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$425,340,276	$425,340,276	—	—
Unaffiliated investment companies	258,023,709	258,023,709	—	—
Common stocks	11,740	—	—	$11,740
U.S. Government and Agency obligations	3,305,302	—	$3,305,302	—
Short-term investments	17,854,427	17,854,427	—	—
Total investments in securities	$704,535,454	$701,218,412	$3,305,302	$11,740

2050 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$542,691,545	$542,691,545	—	—
Unaffiliated investment companies	329,112,803	329,112,803	—	—
Common stocks	16,083	—	—	$16,083
U.S. Government and Agency obligations	4,295,950	—	$4,295,950	—
Short-term investments	22,748,405	22,748,405	—	—
Total investments in securities	$898,864,786	$894,552,753	$4,295,950	$16,083

2045 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$624,489,760	$624,489,760	—	—
Unaffiliated investment companies	399,611,970	399,611,970	—	—
Common stocks	20,532	—	—	$20,532
U.S. Government and Agency obligations	6,904,968	—	$6,904,968	—
Short-term investments	16,378,786	16,378,786	—	—
Total investments in securities	$1,047,406,016	$1,040,480,516	$6,904,968	$20,532

2040 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$666,204,814	$666,204,814	—	—
Unaffiliated investment companies	444,552,294	444,552,294	—	—
Common stocks	19,789	—	—	$19,789
U.S. Government and Agency obligations	10,025,792	—	$10,025,792	—
Short-term investments	16,771,484	16,771,484	—	—
Total investments in securities	$1,137,574,173	$1,127,528,592	$10,025,792	$19,789

2035 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2035 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$752,877,512	$752,877,512	—	—
Unaffiliated investment companies	492,093,843	492,093,843	—	—
Common stocks	21,181	—	—	$21,181
U.S. Government and Agency obligations	19,538,415	—	$19,538,415	—
Short-term investments	14,159,487	14,159,487	—	—
Total investments in securities	$1,278,690,438	$1,259,130,842	$19,538,415	$21,181

2030 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$682,694,783	$682,694,783	—	—
Unaffiliated investment companies	481,495,815	481,495,815	—	—
Common stocks	18,975	—	—	$18,975
U.S. Government and Agency obligations	40,140,237	—	$40,140,237	—
Short-term investments	3,638,344	3,638,344	—	—
Total investments in securities	$1,207,988,154	$1,167,828,942	$40,140,237	$18,975

2025 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$452,800,222	$452,800,222	—	—
Unaffiliated investment companies	339,603,080	339,603,080	—	—
Common stocks	12,789	—	—	$12,789
U.S. Government and Agency obligations	39,465,090	—	$39,465,090	—
Short-term investments	2,402,255	2,402,255	—	—
Total investments in securities	$834,283,436	$794,805,557	$39,465,090	$12,789

2020 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$171,826,708	$171,826,708	—	—
Unaffiliated investment companies	151,788,608	151,788,608	—	—
Common stocks	3,945	—	—	$3,945
U.S. Government and Agency obligations	21,274,383	—	$21,274,383	—
Short-term investments	5,216	5,216	—	—
Total investments in securities	$344,898,860	$323,620,532	$21,274,383	$3,945

2015 Lifetime Blend Portfolio
Investments in securities:
Assets
Affiliated investment companies	$43,684,048	$43,684,048	—	—
Unaffiliated investment companies	44,507,447	44,507,447	—	—
Common stocks	1,014	—	—	$1,014
U.S. Government and Agency obligations	7,301,593	—	$7,301,593	—
Short-term investments	333,004	333,004	—	—
Total investments in securities	$95,827,106	$88,524,499	$7,301,593	$1,014

2010 Lifetime Blend Portfolio
Investments in securities:
Assets
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	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
2010 Lifetime Blend Portfolio (continued)
Affiliated investment companies	$29,880,173	$29,880,173	—	—
Unaffiliated investment companies	34,228,208	34,228,208	—	—
Common stocks	543	—	—	$543
U.S. Government and Agency obligations	6,399,316	—	$6,399,316	—
Short-term investments	1,363	1,363	—	—
Total investments in securities	$70,509,603	$64,109,744	$6,399,316	$543
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
2070 Lifetime Blend Portfolio
Bond	16,153	$12,693	$296,904	$(88,820)	$(780)	$(1,288)	$3,175	—	$218,709
Emerging Markets Debt	5,312	2,477	58,309	(17,697)	(87)	613	755	—	43,615
High Yield	10,730	1,883	43,927	(13,190)	(49)	(58)	714	—	32,513
International Strategic Equity Allocation	143,967	116,994	2,392,475	(682,672)	1,596	214,505	18,342	—	2,042,898
John Hancock Collateral Trust	2,047	60,682	1,823,752	(1,867,281)	1,282	2,037	2,387	—	20,472
U.S. Sector Rotation	156,698	146,080	2,888,331	(918,561)	(19,172)	249,098	6,170	$39,170	2,345,776
					$(17,210)	$464,907	$31,543	$39,170	$4,703,983
2065 Lifetime Blend Portfolio
Bond	392,783	$3,591,096	$2,259,344	$(490,113)	$(8,274)	$(33,767)	$154,535	—	$5,318,286
Emerging Markets Debt	129,180	700,575	438,062	(100,798)	1,927	20,805	36,936	—	1,060,571
High Yield	260,927	531,918	343,496	(73,599)	(1,082)	(10,125)	33,624	—	790,608
International Strategic Equity Allocation	3,557,817	33,518,085	10,328,990	(1,272,560)	181,163	7,729,746	1,105,040	—	50,485,424
John Hancock Collateral Trust	459,162	34,138	39,698,032	(35,141,423)	1,112	86	2,324	—	4,591,945
U.S. Sector Rotation	3,873,507	41,851,031	12,857,718	(2,496,870)	129,396	5,645,120	370,794	$2,353,996	57,986,395
					$304,242	$13,351,865	$1,703,253	$2,353,996	$120,233,229
2060 Lifetime Blend Portfolio
Bond	916,926	$9,413,569	$4,190,519	$(1,094,634)	$(3,163)	$(91,109)	$379,754	—	$12,415,182
Emerging Markets Debt	302,333	1,837,092	758,410	(169,526)	6,901	49,276	90,826	—	2,482,153
High Yield	608,080	1,396,612	630,216	(157,166)	(684)	(26,495)	82,537	—	1,842,483
International Strategic Equity Allocation	8,461,016	87,846,841	17,572,213	(4,820,107)	774,799	18,688,065	2,740,671	—	120,061,811
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,166,369	$86,299	$116,230,715	$(104,654,691)	$2,712	$(535)	$4,318	—	$11,664,500
U.S. Sector Rotation	8,975,227	109,686,483	20,366,233	(9,774,545)	602,588	13,478,389	917,674	$5,825,887	134,359,148
					$1,383,153	$32,097,591	$4,215,780	$5,825,887	$282,825,277
2055 Lifetime Blend Portfolio
Bond	1,436,995	$15,272,014	$6,567,179	$(2,238,414)	$(32,929)	$(110,934)	$596,593	—	$19,456,916
Emerging Markets Debt	472,858	2,979,367	1,276,649	(462,835)	13,033	75,950	142,764	—	3,882,164
High Yield	954,599	2,262,455	993,327	(320,110)	(2,326)	(40,911)	129,682	—	2,892,435
International Strategic Equity Allocation	13,094,121	142,543,948	21,109,054	(8,396,254)	1,458,773	29,090,050	4,341,341	—	185,805,571
John Hancock Collateral Trust	1,785,317	65,609	154,147,763	(136,356,491)	(1,246)	(1,208)	6,808	—	17,854,427
U.S. Sector Rotation	14,248,710	177,981,863	27,532,446	(14,446,646)	1,131,511	21,104,016	1,447,894	$9,192,002	213,303,190
					$2,566,816	$50,116,963	$6,665,082	$9,192,002	$443,194,703
2050 Lifetime Blend Portfolio
Bond	1,835,680	$19,920,162	$7,404,949	$(2,288,643)	$(42,574)	$(138,790)	$770,482	—	$24,855,104
Emerging Markets Debt	603,990	3,882,548	1,432,161	(470,640)	12,479	102,214	184,396	—	4,958,762
High Yield	1,216,247	2,954,546	1,080,567	(294,286)	(3,438)	(52,161)	167,362	—	3,685,228
International Strategic Equity Allocation	16,763,122	184,730,916	23,958,867	(10,424,827)	1,768,858	37,834,889	5,626,085	—	237,868,703
John Hancock Collateral Trust	2,274,681	17,978	315,189,883	(292,455,850)	(2,502)	(1,104)	20,291	—	22,748,405
U.S. Sector Rotation	18,124,499	231,716,835	30,013,480	(18,829,381)	1,381,732	27,041,082	1,881,524	$11,944,920	271,323,748
					$3,114,555	$64,786,130	$8,650,140	$11,944,920	$565,439,950
2045 Lifetime Blend Portfolio
Bond	2,795,201	$26,918,246	$13,690,326	$(2,475,300)	$(34,668)	$(251,577)	$1,111,979	—	$37,847,027
Emerging Markets Debt	1,620,086	10,010,372	3,763,649	(768,342)	28,797	266,433	485,513	—	13,300,909
High Yield	3,291,773	7,600,468	3,192,134	(670,322)	(5,075)	(143,132)	443,977	—	9,974,073
International Strategic Equity Allocation	18,713,065	207,582,526	28,999,518	(15,387,265)	3,101,118	41,242,493	6,300,084	—	265,538,390
John Hancock Collateral Trust	1,637,764	3,372,222	168,032,137	(155,024,253)	(910)	(410)	15,365	—	16,378,786
U.S. Sector Rotation	19,895,081	253,550,728	28,549,939	(15,427,934)	1,190,640	29,965,988	2,059,377	$13,074,023	297,829,361
					$4,279,902	$71,079,795	$10,416,295	$13,074,023	$640,868,546
2040 Lifetime Blend Portfolio
Bond	5,477,291	$60,027,237	$19,655,829	$(4,977,070)	$(61,726)	$(481,748)	$2,353,986	—	$74,162,522
Emerging Markets Debt	2,861,858	19,627,089	4,789,679	(1,499,496)	42,192	536,388	915,878	—	23,495,852
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	6,096,921	$14,921,096	$4,952,241	$(1,111,595)	$(12,449)	$(275,623)	$861,310	—	$18,473,670
International Strategic Equity Allocation	18,420,407	212,691,451	23,009,887	(18,687,423)	3,780,057	40,591,609	6,413,664	—	261,385,581
John Hancock Collateral Trust	1,677,031	231,109	320,478,380	(303,932,359)	(4,735)	(911)	25,738	—	16,771,484
U.S. Sector Rotation	19,284,381	250,924,201	31,063,450	(23,780,374)	1,673,804	28,806,108	2,067,082	$13,122,937	288,687,189
					$5,417,143	$69,175,823	$12,637,658	$13,122,937	$682,976,298
2035 Lifetime Blend Portfolio
Bond	9,040,145	$104,853,665	$23,767,064	$(5,349,228)	$(55,675)	$(812,266)	$3,980,551	—	$122,403,560
Emerging Markets Debt	4,415,409	31,574,102	5,096,038	(1,343,308)	45,132	878,547	1,436,581	—	36,250,511
Global Senior Loan ETF	224,337	2,674,955	3,139,189	(210,123)	(4,360)	(71,997)	162,602	—	5,527,664
High Yield	9,286,218	24,003,571	5,751,478	(1,180,059)	(12,770)	(424,978)	1,330,587	—	28,137,242
International Strategic Equity Allocation	17,514,936	201,529,237	23,413,009	(18,304,295)	3,654,926	38,244,065	5,996,714	—	248,536,942
John Hancock Collateral Trust	1,415,850	2,296,825	378,589,211	(366,719,946)	(5,687)	(916)	27,044	—	14,159,487
U.S. Sector Rotation	20,843,126	269,990,951	32,738,733	(23,862,808)	2,133,165	31,021,552	2,182,942	$13,858,482	312,021,593
					$5,754,731	$68,834,007	$15,117,021	$13,858,482	$767,036,999
2030 Lifetime Blend Portfolio
Bond	9,780,673	$113,576,478	$23,611,211	$(3,775,100)	$(24,570)	$(957,706)	$4,323,409	—	$132,430,313
Emerging Markets Debt	5,945,563	44,846,332	4,450,911	(1,799,245)	105,205	1,209,865	1,993,945	—	48,813,068
Global Senior Loan ETF	558,568	12,615,827	1,928,815	(583,218)	(11,108)	(187,200)	517,061	—	13,763,116
High Yield	11,089,545	30,482,029	4,707,459	(1,053,591)	(15,801)	(518,775)	1,646,860	—	33,601,321
International Strategic Equity Allocation	13,669,987	159,420,553	17,034,963	(15,562,293)	3,273,321	29,810,569	4,731,762	—	193,977,113
John Hancock Collateral Trust	363,809	2,222,723	286,554,030	(285,140,995)	2,659	(73)	34,356	—	3,638,344
U.S. Sector Rotation	17,375,408	233,115,788	22,318,393	(22,909,448)	1,518,246	26,066,873	1,901,066	$12,068,982	260,109,852
					$4,847,952	$55,423,553	$15,148,459	$12,068,982	$686,333,127
2025 Lifetime Blend Portfolio
Bond	8,348,767	$105,334,031	$11,525,205	$(3,022,023)	$6,560	$(801,462)	$3,872,585	—	$113,042,311
Emerging Markets Debt	5,155,500	39,825,014	3,511,482	(2,173,956)	135,869	1,028,247	1,744,674	—	42,326,656
Global Senior Loan ETF	635,680	15,208,739	1,492,857	(813,204)	(7,987)	(217,250)	598,797	—	15,663,155
High Yield	9,524,948	27,076,304	3,167,296	(929,330)	1,383	(455,061)	1,429,983	—	28,860,592
International Strategic Equity Allocation	7,585,857	92,397,576	12,182,060	(15,357,140)	3,217,276	15,203,545	2,679,760	—	107,643,317
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	240,208	$44,741,484	$691,563,085	$(733,897,642)	$(3,398)	$(1,274)	$49,458	—	$2,402,255
U.S. Sector Rotation	9,703,687	127,646,563	16,151,875	(13,872,633)	1,113,230	14,225,156	1,027,074	$6,520,415	145,264,191
					$4,462,933	$28,981,901	$11,402,331	$6,520,415	$455,202,477
2020 Lifetime Blend Portfolio
Bond	3,749,886	$47,394,640	$6,183,949	$(2,444,883)	$12,874	$(373,128)	$1,735,146	—	$50,773,452
Emerging Markets Debt	2,251,199	17,776,135	1,671,294	(1,483,641)	92,922	425,630	768,641	—	18,482,340
Global Senior Loan ETF	362,380	8,993,051	884,901	(817,939)	(8,941)	(122,029)	345,429	—	8,929,043
High Yield	4,175,038	12,082,056	1,559,012	(788,075)	270	(202,898)	632,768	—	12,650,365
International Strategic Equity Allocation	2,068,062	25,754,225	4,624,134	(5,968,460)	1,215,214	3,720,693	741,194	—	29,345,806
John Hancock Collateral Trust	522	290,938	452,990,621	(453,271,557)	(4,783)	(3)	23,344	—	5,216
U.S. Sector Rotation	3,449,947	45,501,694	8,330,846	(7,663,648)	621,023	4,855,787	364,169	$2,311,938	51,645,702
					$1,928,579	$8,304,052	$4,610,691	$2,311,938	$171,831,924
2015 Lifetime Blend Portfolio
Bond	1,108,403	$15,509,858	$1,564,941	$(1,971,506)	$17,855	$(113,369)	$543,466	—	$15,007,779
Emerging Markets Debt	650,360	5,753,562	528,351	(1,107,440)	53,573	111,410	235,991	—	5,339,456
Global Senior Loan ETF	129,654	3,525,639	346,647	(630,145)	(6,928)	(40,538)	127,757	—	3,194,675
High Yield	1,230,969	3,915,296	403,182	(528,004)	1,496	(62,133)	194,879	—	3,729,837
International Strategic Equity Allocation	354,126	5,723,732	1,230,160	(2,828,540)	674,220	225,482	160,422	—	5,025,054
John Hancock Collateral Trust	33,298	2,184	70,264,803	(69,933,782)	(200)	(1)	5,211	—	333,004
U.S. Sector Rotation	760,671	10,996,658	1,554,960	(2,408,481)	163,845	1,080,265	85,352	$541,862	11,387,247
					$903,861	$1,201,116	$1,353,078	$541,862	$44,017,052
2010 Lifetime Blend Portfolio
Bond	866,346	$12,232,929	$1,780,297	$(2,206,388)	$15,944	$(92,461)	$435,876	—	$11,730,321
Emerging Markets Debt	503,673	4,569,781	569,821	(1,138,551)	60,463	73,640	189,600	—	4,135,154
Global Senior Loan ETF	115,815	3,189,124	466,358	(755,850)	(8,748)	(37,202)	119,813	—	2,853,682
High Yield	960,337	3,120,302	436,337	(597,499)	2,204	(51,522)	157,323	—	2,909,822
International Strategic Equity Allocation	158,772	3,218,064	1,096,145	(2,532,660)	657,769	(186,345)	93,898	—	2,252,973
John Hancock Collateral Trust	136	9,648,549	59,281,303	(68,927,827)	(580)	(82)	5,371	—	1,363
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	400,683	$5,761,989	$1,648,409	$(2,053,431)	$144,643	$496,611	$47,040	$298,638	$5,998,221
					$871,695	$202,639	$1,048,921	$298,638	$29,881,536
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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